Derivative Financial Asset	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Derivative Financial Asset
14.	DERIVATIVE FINANCIAL ASSET
On April
1,
2019, two subsidiaries of the Group entered into “Upside Participation and Profit Distribution Agreements” (the “Agreements”) with a counterparty in relation to the movement of the share price of the entirety of the listed shares of Investment A (Note 13) the Group owns (“Underlying Assets”). The Agreements have an original term of 12 months and can be extended for any further period or terminated at any time upon mutual agreement of the contracting parties. Pursuant to the Agreements:

(a)
The counterparty is entitled to
25%
(the “Sharing Percentage”) of the gain of the Underlying Assets if the quoted market price or disposal price of the Underlying Assets is higher than HK$8.1 per share (the “Underlying Price”);

(b)	The counterparty shall pay a sum equivalent to the loss if the quoted market price or disposal price of the Underlying Assets is lower than Underlying Price (“Participation Cost”) ; and

(c)
Dividend or cash distributions generated from the Underlying Assets during the term of the Agreements shall be received by the Group
for its sole benefit and shall not be included in the computation of the Profit or the Participation Cost.

Further addendums to the Agreements were entered into on June
 30
, July
 1
, September
30,
and December
31,
2019 (the “Addendums”), where:

•
On June
30,
2019, the term of the Agreements was modified from 12 months to 3 months and could be roll-forward for an additional three-month period upon mutual agreement between the contracting parties provided that the Underlying Assets are not fully disposed by the Group on the termination date.

•
On July
1,
2019, the Agreements were extended for a 3-month period to September
30,
2019 and the Underlying Price was modified from HK$8.1 to HK$9.0 and the Sharing Percentage was modified from 25% to 40%.

•	On September 3 0, 2019, the Agreements were extended for another three-month period to December 31, 2019.

•	On December 31, 2019, the Agreements were further extended for an another three - month period to March 31, 2020.
In December 2019, the controlling person of the counterparty, with which the Group has entered into the Agreements, was appointed as a Director to the Board of Directors of the Company. Accordingly, the counterparty became a related party of the Company.
The Agreements together with the Addendums satisfied the definition of derivative financial asset in accordance with IFRS 9 and were stated at fair value with any subsequent changes recognized in profit or loss. In addition, since the transaction price of the derivative financial asset differed from the fair value at origination and the fair value was based on a valuation technique using significant inputs not observable, the difference between the transaction price and the fair value (Day 1 profit or loss) was deferred and amortized during the term of the Agreements.

The table below shows the movement of:

(i)	the profit or loss not recognized when the derivative financial asset was initially recognized (Day 1 profit or loss);

(ii)	net carrying amount presented in the consolidated statements of financial position; and

(iii)	net fair value change on derivative financial asset presented in profit or loss

	Fair value using valuation technique	Day 1 (profit)/loss	Net carrying amount	Net change in fair value recognized in profit or loss
	HK$	HK$	HK$	HK$
As at January 1, 2019	—	—	—	—
Initial transaction on April 1, 2019	355,294,216	(355,294,216)	—	—
Recognized in profit and loss prior to contract renegotiation on July 1, 2019
- Changes in fair value	106,129,339	—	106,129,339	106,129,339
- Recognition of day 1 profit or loss	—	88,338,180	88,338,180	88,338,180

As at June 30, 2019	461,423,555	(266,956,036)	194,467,519	194,467,519
Contract renegotiation on July 1, 2019	115,758,384	(115,758,384)	—	—

As at July 1, 2019	577,181,939	(382,714,420)	194,467,519	194,467,519
Recognized in profit and loss prior to contract renegotiation on September 30, 2019
- Changes in fair value	230,436,061	—	230,436,061	230,436,061
- Recognition of day 1 profit or loss	—	382,714,420	382,714,420	382,714,420

As at September 30, 2019	807,618,000	—	807,618,000	807,618,000
Contract renegotiation on September 30, 2019	1,538,635	(1,538,635)	—	—

As at September 30, 2019	809,156,635	(1,538,635)	807,618,000	807,618,000
Recognized in profit and loss prior to contract renegotiation on December 31, 2019
- Changes in fair value	356,063,365	—	356,063,365	356,063,365
- Recognition of day 1 profit or loss	—	1,538,635	1,538,635	1,538,635

As at December 31, 2019	1,165,220,000	—	1,165,220,000	1,165,220,000
Contract renegotiation on December 31, 2019	(17,847,221)	17,847,221	—	—

As at December 31, 2019	1,147,372,779	17,847,221	1,165,220,000	1,165,220,000